SUPPLEMENT DATED DECEMBER 3, 2007
                   TO THE PROSPECTUS DATED APRIL 30, 2007 FOR

                                 PERSPECTIVE(SM)

              ISSUED BY JACKSON NATIONAL LIFE INSURANCE COMPANY(R)
                  THROUGH JACKSON NATIONAL SEPARATE ACCOUNT - I

THIS SUPPLEMENT UPDATES THE PROSPECTUS. PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE PROSPECTUS FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------

*Six new Investment Divisions of the Separate Account are available, each of which invests in the following funds - all Class A shares.

         JNL SERIES TRUST

         JNL/CAPITAL GUARDIAN INTERNATIONAL SMALL CAP FUND
         JNL/S&P COMPETITIVE ADVANTAGE FUND
         JNL/S&P DIVIDEND INCOME & GROWTH FUND
         JNL/S&P INTRINSIC VALUE FUND
         JNL/S&P TOTAL YIELD FUND
         JNL/S&P 4 FUND

*Also please note the following merger.

         JNL SERIES TRUST

         JNL/Putnam Midcap Growth Fund merged into the JNL/FI Mid-Cap Equity
         Fund

*Also please note the following name changes.

         JNL SERIES TRUST

         JNL/AIM INTERNATIONAL GROWTH FUND (FORMERLY JNL/JPMORGAN INTERNATIONAL
           EQUITY FUND)
         JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND (FORMERLY JNL/FI
           BALANCED FUND)
         JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND
           (FORMERLY JNL/SELECT GLOBAL GROWTH FUND)
         JNL/CAPITAL GUARDIAN U.S. GROWTH EQUITY FUND (FORMERLY JNL/SELECT LARGE
           CAP GROWTH FUND)
         JNL/JPMORGAN MIDCAP GROWTH FUND (FORMERLY JNL/FI MID-CAP EQUITY FUND) JNL/PPM AMERICA CORE EQUITY FUND (FORMERLY JNL/PUTNAM EQUITY FUND)

         JNL VARIABLE FUND LLC

         JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 25 FUND (FORMERLY JNL/MELLON
          CAPITAL MANAGEMENT NASDAQ(R)15 FUND)
         JNL/MELLON CAPITAL MANAGEMENT VALUE LINE(R) 30 FUND (FORMERLY
          JNL/MELLON CAPITAL MANAGEMENT VALUE LINE(R) 25 FUND)

MORE INFORMATION ABOUT THE ABOVE CHANGES IS AVAILABLE IN THE RESPECTIVE PROSPECTUSES (AND SUPPLEMENTS) OF THE JNL SERIES TRUST AND THE JNL VARIABLE FUND LLC.

--------------------------------------------------------------------------------
*Under FEES AND EXPENSES TABLES, under Fund Operating Expenses, please replace the entire fee table and corresponding footnotes with the following.

-------------------------------------------------------------
                   FUND OPERATING EXPENSES
            (AS AN ANNUAL PERCENTAGE OF THE FUND'S AVERAGE DAILY NET
                           ASSETS)                                                                       ACQUIRED
                                                           MANAGEMENT                                   FUND FEES       ANNUAL
                                                             and          SERVICE         OTHER      AND EXPENSES     OPERATING
                          FUND NAME                        ADMIN FEE A    (12B-1) FEE    EXPENSES B          C          EXPENSES
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/AIM International Growth                               0.82%           0.20%         0.01%          0.00%          1.03%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/AIM Large Cap Growth                                   0.80%           0.20%         0.00%          0.01%          1.01%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/AIM Real Estate                                        0.82%           0.20%         0.00%          0.01%          1.03%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/AIM Small Cap Growth                                   0.95%           0.20%         0.01%          0.00%          1.16%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Capital Guardian Global Balanced                       0.80%           0.20%         0.02%          0.00%          1.02%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Capital Guardian Global Diversified Research           0.90%           0.20%         0.01%          0.00%          1.11%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Capital Guardian International Small Cap               1.10%           0.20%         0.01%          0.00%          1.31%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Capital Guardian U.S. Growth Equity                    0.80%           0.20%         0.00%          0.00%          1.00%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Credit Suisse Global Natural Resources                 0.85%           0.20%         0.01%          0.00%          1.06%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Credit Suisse Long/Short                               1.00%           0.20%         0.50% D        0.00%          1.70%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Eagle Core Equity                                      0.73%           0.20%         0.00%          0.01%          0.94%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Eagle SmallCap Equity                                  0.83%           0.20%         0.01%          0.01%          1.05%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Franklin Templeton Founding Strategy                   0.05%           0.00%         0.01%          1.09% E        1.15%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Franklin Templeton Global Growth                       0.90%           0.20%         0.01%          0.00%          1.11%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Franklin Templeton Income                              0.90%           0.20%         0.00%          0.00%          1.10%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Franklin Templeton Mutual Shares                       0.85%           0.20%         0.01%          0.00%          1.06%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Franklin Templeton Small Cap Value                     0.95%           0.20%         0.01%          0.03%          1.19%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Goldman Sachs Core Plus Bond                           0.70%           0.20%         0.00%          0.00%          0.90%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Goldman Sachs Mid Cap Value                            0.84%           0.20%         0.01%          0.01%          1.06%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Goldman Sachs Short Duration Bond                      0.54%           0.20%         0.00%          0.00%          0.74%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/JPMorgan International Value                           0.83%           0.20%         0.00%          0.01%          1.04%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/JPMorgan MidCap Growth                                 0.80%           0.20%         0.01%          0.01%          1.02%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/JPMorgan U.S. Government & Quality Bond                0.58%           0.20%         0.01%          0.00%          0.79%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Lazard Emerging Markets                                1.15%           0.20%         0.00%          0.02%          1.37%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Lazard Mid Cap Value                                   0.82%           0.20%         0.01%          0.01%          1.04%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Lazard Small Cap Value                                 0.85%           0.20%         0.01%          0.01%          1.07%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Mellon Capital Management S&P 500 Index                0.39%           0.20%         0.01%          0.01%          0.61%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Mellon Capital Management S&P 400 MidCap Index         0.39%           0.20%         0.02%          0.01%          0.62%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Mellon Capital Management Small Cap Index              0.39%           0.20%         0.01%          0.01%          0.61%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Mellon Capital Management International Index          0.45%           0.20%         0.01%          0.01%          0.67%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Mellon Capital Management Bond Index                   0.40%           0.20%         0.01%          0.00%          0.61%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Mellon Capital Management Enhanced S&P 500 Stock
  Index                                                    0.59%           0.20%         0.01%          0.01%          0.81%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Mellon Capital Management Index 5                      0.05%           0.00%         0.01%          0.62% E        0.68%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Mellon Capital Management 10 x 10                      0.05%           0.00%         0.01%          0.64% E        0.70%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Oppenheimer Global Growth                              0.85%           0.20%         0.01%          0.00%          1.06%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/PIMCO Real Return                                      0.60%           0.20%         0.01%          0.00%          0.81%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/PIMCO Total Return Bond                                0.60%           0.20%         0.01%          0.00%          0.81%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/PPM America Core Equity                                0.75%           0.20%         0.01%          0.00%          0.96%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/PPM America High Yield Bond                            0.57%           0.20%         0.01%          0.00%          0.78%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/PPM America Value Equity                               0.65%           0.20%         0.00%          0.00%          0.85%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Select Balanced                                        0.58%           0.20%         0.01%          0.01%          0.80%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Select Money Market                                    0.38%           0.20%         0.01%          0.00%          0.59%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Select Value                                           0.64%           0.20%         0.00%          0.01%          0.85%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/T. Rowe Price Established Growth                       0.70%           0.20%         0.00%          0.00%          0.90%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/T. Rowe Price Mid-Cap Growth                           0.81%           0.20%         0.01%          0.00%          1.02%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/T. Rowe Price Value                                    0.75%           0.20%         0.01%          0.00%          0.96%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/S&P Managed Conservative                               0.18%           0.00%         0.01%          0.83% F        1.02%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/S&P Managed Moderate                                   0.18%           0.00%         0.01%          0.87% F        1.06%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/S&P Managed Moderate Growth                            0.16%           0.00%         0.00%          0.92% F        1.08%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/S&P Managed Growth                                     0.15%           0.00%         0.01%          0.96% F        1.12%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/S&P Managed Aggressive Growth                          0.17%           0.00%         0.00%          0.99% F        1.16%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/S&P Retirement Income                                  0.18%           0.00%         0.01%          0.91% F        1.10%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/S&P Retirement 2015                                    0.18%           0.00%         0.01%          0.97% F        1.16%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/S&P Retirement 2020                                    0.18%           0.00%         0.02%          0.98% F        1.18%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/S&P Retirement 2025                                    0.18%           0.00%         0.04%          0.97% F        1.19%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/S&P Disciplined Moderate                               0.18%           0.00%         0.01%          0.67% E        0.86%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/S&P Disciplined Moderate Growth                        0.18%           0.00%         0.01%          0.67% E        0.86%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/S&P Disciplined Growth                                 0.18%           0.00%         0.01%          0.66% E        0.85%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/S&P Competitive Advantage                              0.50%           0.20%         0.01%          0.00%          0.71%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/S&P Dividend Income & Growth                           0.50%           0.20%         0.01%          0.00%          0.71%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/S&P Intrinsic Value                                    0.50%           0.20%         0.01%          0.00%          0.71%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/S&P Total Yield                                        0.50%           0.20%         0.01%          0.00%          0.71%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/S&P 4                                                  0.05%           0.00%         0.01%          0.71% E        0.77%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Mellon Capital Management Dow(SM) 10                   0.44%           0.20%         0.03%          0.00%          0.67%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Mellon Capital Management S&P(R) 10                    0.44%           0.20%         0.01%          0.00%          0.65%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Mellon Capital Management Global 15                    0.49%           0.20%         0.01%          0.00%          0.70%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Mellon Capital Management Nasdaq(R) 25                 0.52%           0.20%         0.04%          0.00%          0.76%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Mellon Capital Management Value Line(R) 30             0.44%           0.20%         0.15%          0.00%          0.79%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Mellon Capital Management Dow(SM) Dividend             0.47%           0.20%         0.03%          0.01%          0.71%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Mellon Capital Management S&P(R) 24                    0.52%           0.20%         0.02%          0.01%          0.75%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Mellon Capital Management 25                           0.44%           0.20%         0.01%          0.00%          0.65%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Mellon Capital Management Select Small-Cap             0.44%           0.20%         0.01%          0.00%          0.65%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Mellon Capital Management JNL 5                        0.43%           0.20%         0.01%          0.00%          0.64%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Mellon Capital Management VIP                          0.45%           0.20%         0.04%          0.00%          0.69%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Mellon Capital Management JNL Optimized 5              0.51%           0.20%         0.05%          0.01%          0.77%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Mellon Capital Management S&P(R) SMid 60               0.52%           0.20%         0.02%          0.00%          0.74%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Mellon Capital Management NYSE(R) International 25     0.57%           0.20%         0.05%          0.00%          0.82%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Mellon Capital Management Communications Sector        0.52%           0.20%         0.03%          0.00%          0.75%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Mellon Capital Management Consumer Brands Sector       0.52%           0.20%         0.03%          0.00%          0.75%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Mellon Capital Management Financial Sector             0.52%           0.20%         0.03%          0.00%          0.75%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Mellon Capital Management Healthcare Sector            0.50%           0.20%         0.03%          0.00%          0.73%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Mellon Capital Management Oil & Gas Sector             0.45%           0.20%         0.03%          0.00%          0.68%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------
JNL/Mellon Capital Management Technology Sector            0.52%           0.20%         0.03%          0.00%          0.75%
-------------------------------------------------------- --------------- ------------- -------------- -------------- --------------

A Certain Funds pay Jackson National Asset Management, LLC, the Administrator, an administrative fee for certain services provided to the Fund by the Administrator.

       The JNL/AIM International Growth Fund, the JNL/Capital Guardian International Small Cap Fund, the JNL/Capital Guardian Global Diversified Research Fund, the JNL/Capital Guardian Global Balanced Fund, the JNL/Credit Suisse Global Natural Resources Fund, the JNL/Credit Suisse Long/Short Fund, the JNL/Franklin Templeton Global Growth Fund, the JNL/JPMorgan International Value Fund, the JNL/Lazard Emerging Markets Fund, the JNL/Oppenheimer Global Growth Fund, and all of the JNL/Mellon Capital Management Funds EXCEPT the JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management Small Cap Index Fund, the JNL/Mellon Capital Management Bond Index Fund, the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, the JNL/Mellon Capital Management Index 5 Fund, the JNL/Mellon Capital Management 10 x 10 Fund, the JNL/Mellon Capital Management Global 15 Fund, and the JNL/Mellon Capital Management NYSE(R) International 25 Fund pay an administrative fee of 0.15%.

       The JNL/Mellon Capital Management Global 15 Fund and the JNL/Mellon Capital Management NYSE(R) International 25 Fund pay an administrative fee of 0.20%.

       The JNL/Franklin Templeton Founding Strategy Fund, the JNL/Mellon Capital Management Index 5 Fund, the JNL/Mellon Capital Management 10 x 10 Fund, and all of the JNL/S&P Funds EXCEPT the JNL/S&P Competitive Advantage Fund, the JNL/S&P Dividend Income & Growth Fund, the JNL/S&P Intrinsic Value Fund, and the JNL/S&P Total Yield Fund pay an administrative fee of 0.05%.

       All other Funds pay an administrative fee of 0.10%.

       The Management and Administrative Fee and the Annual Operating Expenses columns in this table reflect the inclusion of any applicable administrative fee.

B Other expenses include registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, the fees and expenses of the disinterested Trustees/Managers and of independent legal counsel to the disinterested Trustees/Managers.

C ACQUIRED FUND FEES AND EXPENSES. The expenses shown represent the Funds' pro rata share of fees and expenses of investing in mutual funds, including money market funds used for purposes of investing available cash balances.

D Amount includes the estimated costs associated with the Fund's short sales on equity securities. The percentage shown represents estimates for the Fund's initial year of operations and assumes that the Fund maintains short equity positions of approximately 20% of its net assets. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. Dividend expense on short sales is estimated to be 0.37% of the 0.50%. In addition, the Fund will incur fees in connection with the borrowing of securities in order to effect the short sale transactions, which is estimated to be 0.12% of the 0.50%. The Fund's actual dividend expenses paid and stock loan fees on securities sold short may be significantly higher or lower than the estimates above due to, among other factors, the actual extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.

E Amounts are based on the target allocations to underlying funds. Actual amounts may be higher or lower than those shown above.

F Amounts are based on the allocations to underlying funds during the year ended December 31, 2006. Current allocations may be different, and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

--------------------------------------------------------------------------------
*Under INVESTMENT DIVISIONS, with the JNL Series Trust, please add the following information about the newly available funds.

        JNL/CAPITAL GUARDIAN INTERNATIONAL SMALL CAP FUND
           Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

               Seeks long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting primarily of equity securities of non-U.S. issuers (including
               ADRs and other U.S. registered securities) and securities whose principal markets are outside the U.S. with market capitalization of between $50 million and $2 billion at the time of purchase.

         JNL/S&P COMPETITIVE ADVANTAGE FUND
            Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

               Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500 that are, in the opinion of Standard & Poor's Investment Advisory Services LLC ("SPIAS"), profitable, predominantly higher-quality, and larger capitalization companies. In selecting the companies, SPIAS looks for companies, which are in the top decile by return on invested capital with the lowest market-to-book multiples.

         JNL/S&P DIVIDEND INCOME & GROWTH FUND
            Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

               Seeks primarily capital appreciation with a secondary focus on current income by investing approximately equal amounts in the common stock of the 30 companies, that have the highest indicated annual dividend yields ("Dividend Yield") within their sector. The three stocks with the highest Dividend Yield, are selected from each of 10 economic sectors in the S&P 500.

         JNL/S&P INTRINSIC VALUE FUND
            Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

               Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500, excluding financial companies, that are, in the opinion of Standard & Poor's Investment Advisory Services LLC ("SPIAS"), larger, predominantly higher-quality companies with strong free cash flows and low external financing needs.

         JNL/S&P TOTAL YIELD FUND
            Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

               Seeks capital appreciation by investing approximately equal amounts in the common stock of the 30 companies that have the highest S&P Total Yield (a broad measure of cash returned to shareholders and bondholders). Standard & Poor's Investment Advisory Services LLC ("SPIAS") seeks companies that are significantly reducing their debt burden and/or increasing their equity distributions.

         JNL/S&P 4 FUND
            Jackson National Asset Management, LLC

               Seeks capital appreciation by investing in a combination of mutual funds ("Underlying Funds") on a fixed percentage basis. The Fund seeks to achieve its objective by making initial allocations of its assets and cash flows to the following four Underlying Funds (Class A) on each Stock Selection Date:

                >>   25% in JNL/S&P Competitive Advantage Fund; and
                >>   25% in JNL/S&P Dividend Income & Growth Fund; and
                >>   25% in JNL/S&P Intrinsic Value Fund; and
                >>   25% in JNL/S&P Total Yield Fund.

*Also under INVESTMENT DIVISIONS, with the JNL Series Trust, please replace the fund objectives for funds that have new sub-advisors with the following.

         JNL/AIM INTERNATIONAL GROWTH FUND
            Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

               Seeks  long-term   growth  of  capital  by  investing  in  a
               diversified portfolio of reasonably priced, quality international equity securities whose issuers are considered by the Fund's portfolio managers to have strong fundamentals and/or accelerating earnings growth.

         JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND
            Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

               Seeks income and capital growth, consistent with reasonable risk via balanced accomplishment of long-term growth of capital, current income, and conservation of principal through investments in stocks and fixed-income securities of U.S. and non-U.S. issuers. The Fund's neutral position is a 65%/35% blend of equities and fixed-income, but may allocate 55% to 75% to equities and 25% to 45% to fixed-income.

         JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND
            Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

               Seeks long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting of equity securities of U.S. and non-U.S. issuers. The Fund normally will invest in common stocks and preferred shares (or securities convertible or exchangeable into such securities) of companies with market capitalization greater than $1 billion at the time of purchase.

         JNL/CAPITAL GUARDIAN U.S. GROWTH EQUITY FUND
            Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

               Seeks long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting primarily of equity securities of U.S. issuers and securities whose principal markets are in the U.S. (including ADRs and other U.S. registered foreign securities). The Fund normally will invest in common stocks (or securities convertible or exchangeable into common stocks) of companies with market capitalization greater than $1.5 billion at the time of purchase.

         JNL/JPMORGAN MIDCAP GROWTH FUND
            Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

               Seeks  capital   growth  over  the  long-term  by  investing
               primarily in common stocks of mid-cap companies which its sub-adviser, J.P. Morgan Investment Management Inc. ("JPMorgan"), believes are capable of achieving sustained growth. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap Growth Index stocks at the time of purchase.

         JNL/PPM AMERICA CORE EQUITY FUND
            Jackson National Asset Management, LLC (and PPM America, Inc.)

               Seeks long-term capital growth by investing primarily in a diversified portfolio of equity securities of domestic, large-capitalization companies. At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities.

*Also under INVESTMENT DIVISIONS, with the JNL Variable Fund LLC, please replace the fund objectives for funds that had a name change with the following.

         JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 25 FUND
            Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

               Seeks total return by investing in the common stocks of companies that are expected to have a potential for capital appreciation by investing in common stocks of 25 companies selected from stocks included in the Nasdaq-100 Index(R).

         JNL/MELLON CAPITAL MANAGEMENT VALUE LINE(R) 30 FUND
            Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

               Seeks capital  appreciation  by investing in 30 of the 100 common
               stocks   that  Value   Line(R)   gives  a  #1  ranking   for
               TimelinessTM.

*Also under INVESTMENT DIVISIONS, with the JNL Variable Fund LLC, please replace the corresponding fund objectives with the following.

         JNL/MELLON CAPITAL MANAGEMENT DOW(SM) DIVIDEND FUND
            Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

               Seeks to provide the potential for an above-average total return by investing approximately equal amounts in the common stock of the 25 companies included in the Dow Jones Select Dividend Index(SM) which have the best overall ranking on both the change in return on assets of the last fiscal year compared to the prior year and price-to-book on each "Stock Selection Date."

         JNL/MELLON CAPITAL MANAGEMENT S&P(R) 24 FUND
              Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

                  Seeks total return through capital appreciation by investing in the common stocks of companies that have the potential for capital appreciation by investing in common stocks of 24 companies selected from a subset of stocks included in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index(R)").

         JNL/MELLON CAPITAL MANAGEMENT 25 FUND
              Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

                  Seeks total return through a combination of capital appreciation and dividend income by investing the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock Exchange ("NYSE").

         JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND
              Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

                  Seeks total return through capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of common stocks of 100 small capitalization ("small cap") companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange ("NYSE"), the American Stock Exchange ("AMEX") or The Nasdaq Stock Market ("Nasdaq"), on each Stock Selection Date.

         JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND
              Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

                  Seeks total return through a combination of capital appreciation and dividend income by investing in the common stocks of companies that are identified by a model based on 5 different specialized strategies:

                    >>  20% in the Dow(SM) 10 Strategy, a dividend yielding
                          strategy;
                    >>  20% in the S&P(R) 10 Strategy, a blended
                          valuation-momentum strategy;
                    >>  20% in the Global 15 Strategy, a dividend yielding
                          strategy;
                    >> 20% in the 25 Strategy, a dividend yielding strategy and >> 20% in the Select Small-Cap Strategy, a small capitalization strategy.

         JNL/MELLON CAPITAL MANAGEMENT VIP FUND
            Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

                  Seeks total return by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies:

                    >>  The Dow(SM) Core 5 Strategy;
                    >>  The European 20 Strategy;
                    >>  The Nasdaq(R) 25 Strategy;
                    >>  The S&P 24 Strategy;
                    >>  The Select Small-Cap Strategy; and
                    >>  The Value Line(R) 30 Strategy.

         JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND
            Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

                  Seeks total return by investing in the common stocks of companies that are identified by a model based on five separate specialized strategies:

                    >>  25% in the Nasdaq(R) 25 Strategy;
                    >>  25% in the Value Line(R) 30 Strategy;
                    >>  24% in the European 20 Strategy;
                    >>  14% in the Global 15 Strategy; and
                    >>  12% in the 25 Strategy.

         JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND
            Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

                  Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Telecommunications Index.

         JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND
              Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

                  Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Consumer Services Index.

         JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND
            Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

                  Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Financial Index.

         JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND
            Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

                  Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Healthcare Index.

         JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND
            Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

                  Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Oil & Gas Index.

         JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND
            Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

                  Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Technology Index.

--------------------------------------------------------------------------------
*Under TAXES, with the subsection entitled "Owner Control," please replace the second sentence of the second paragraph with the following.

         The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract offers 83 Investment Divisions and at least one Fixed Account Option, although a Contract Owner's Contract Value can be allocated to no more than 18 fixed and variable options at any one time.

--------------------------------------------------------------------------------
*Immediately following the PRIVACY POLICY section, please replace the second paragraph with the following.

         "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)" "Standard & Poor's 500," "Standard & Poor's MidCap 400 Index," "500," "Standard & Poor's MidCap 400" and "S&P MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company ("Jackson"). The JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, the JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management S&P(R) 10 Fund, the JNL/Mellon Capital Management S&P(R) SMid 60 Fund, the

         JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management S&P(R) 24 Fund are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in these Funds. Among the fund options considered are index funds based on the S&P 500 and other indexes that are published by S&P. S&P typically receives license fees from the issuers of such fund, some of which may be based on the amount of assets invested in the fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

*Also immediately following the PRIVACY POLICY section, after the third paragraph please insert the following.

         JNL/Mellon Capital Management Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group ("Russell"). Russell is not responsible for and has not reviewed JNL/Mellon Capital Management Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

         Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

         Russell's publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

--------------------------------------------------------------------------------
*Under APPENDIX D, please delete the fourth to the last paragraph in its entirety.

*Also under APPENDIX D, please add the following.

         Effective December 3, 2007, the names of these Investment Divisions changed (whether or not in connection with a sub-adviser change):


                   JNL/JPMorgan International Equity Fund TO JNL/AIM International Growth Fund
                       JNL/FI Balanced Fund TO JNL/Capital Guardian Global Balanced Fund
               JNL/Select Global Growth Fund TO JNL/Capital Guardian Global Diversified Research Fund
                    JNL/Select Large Cap Growth Fund TO JNL/Capital Guardian U.S. Growth Equity Fund
                               JNL/Putnam Equity Fund TO JNL/PPM America Core Equity Fund
         JNL/Mellon Capital Management Nasdaq(R) 15 Fund TO JNL/Mellon Capital Management Nasdaq(R) 25 Fund
       JNL/Mellon Capital Management Value Line(R) 25 Fund TO JNL/Mellon Capital Management Value Line(R)30 Fund

         Effective December 3, 2007 the following mergers took place among the divisions:

         JNL/Putnam Midcap Growth Fund MERGED INTO JNL/FI Mid-Cap Equity Fund and the name of the fund changed TO JNL/JPMorgan MidCap Growth Fund

         Also effective December 3, 2007, the Separate Account has these new Investment Divisions, on which no Accumulation Unit information is available yet: JNL/Capital Guardian International Small Cap Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Total Yield Fund, and JNL/S&P 4 Fund.









(To be used with VC3656 05/07)

                                                                 V6189 12/07

                        SUPPLEMENT DATED DECEMBER 3, 2007
       TO THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2007 FOR

                                  PERSPECTIVE(SM)
                              DEFINED STRATEGIES(SM)

              ISSUED BY JACKSON NATIONAL LIFE INSURANCE COMPANY(R)
                  THROUGH JACKSON NATIONAL SEPARATE ACCOUNT - I

THIS SUPPLEMENT UPDATES THE STATEMENT OF ADDITIONAL INFORMATION. PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

*Under GENERAL INFORMATION AND HISTORY, please add the following.

         JNL/Mellon Capital Management Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group ("Russell"). Russell is not responsible for and has not reviewed JNL/Mellon Capital Management Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

         Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

         Russell's publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

--------------------------------------------------------------------------------
*Please replace all references to JNL/Mellon Capital Management Nasdaq(R) 15
 Fund with JNL/Mellon Capital Management Nasdaq(R) 25 Fund.

*Also please replace all references to JNL/Mellon Capital Management Value
 Line(R) 25 Fund with JNL/Mellon Capital Management Value Line(R) 30 Fund.

--------------------------------------------------------------------------------
*Under ADDITIONAL TAX INFORMATION, under DIVERSIFICATION - SEPARATE ACCOUNT
 INVESTMENTS, please replace the third sentence of the sixth paragraph with the following.

         The first difference is that the contracts described in Rev. Rul. 2003-91 provided twelve investment options with the insurance company having the ability to add an additional 8 options whereas the Defined Strategies Contract offers 12 Investment Divisions and multiple guaranteed Fixed Account options and the Perspective Contract offers 83 Investment Divisions and multiple guaranteed fixed account options, although a Contract owner can select no more than 18 Allocation Options at any one time.

*Under CONDENSED FINANCIAL INFORMATION, under the introductory paragraphs, please delete the fourth to the last paragraph in its entirety.

*Also under CONDENSED FINANCIAL INFORMATION, prior to the last paragraph under the introductory paragraphs, please add the following.

     Effective December 3, 2007, the names of these Investment Divisions changed (whether or not in connection with a sub-adviser change):

   JNL/JPMorgan International Equity Fund TO JNL/AIM International Growth Fund
        JNL/FI Balanced Fund TO JNL/Capital Guardian Global Balanced Fund JNL/Select Global Growth Fund TO JNL/Capital Guardian Global Diversified
                                 Research Fund
   JNL/Select Large Cap Growth Fund TO JNL/Capital Guardian U.S. Growth Equity
                                      Fund
           JNL/Putnam Equity Fund TO JNL/PPM America Core Equity Fund
      JNL/Mellon Capital Management Nasdaq(R) 15 Fund TO JNL/Mellon Capital
                          Management Nasdaq(R) 25 Fund
    JNL/Mellon Capital Management Value Line(R) 25 Fund TO JNL/Mellon Capital
                        Management Value Line(R) 30 Fund

         Effective December 3, 2007 the following mergers took place among the divisions:

         JNL/Putnam Midcap Growth Fund MERGED INTO JNL/FI Mid-Cap Equity Fund and the name of the fund changed TO JNL/JPMorgan MidCap Growth Fund

         Also effective December 3, 2007, the Separate Account has these new Investment Divisions, on which no Accumulation Unit information is available yet: JNL/Capital Guardian International Small Cap Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Total Yield Fund, and JNL/S&P 4 Fund.











(To be used with V3800 05/07)

                                                                     V6199 12/07